INTEREST AND FINANCE COSTS, NET (Tables)	12 Months Ended
Dec. 31, 2024
INTEREST AND FINANCE COSTS, NET
Schedule of interest and finance costs, net

	Years ended December 31,
	2024 $	2023 $
Interest income	4,539	3,654
Credit facilities and other interest	(7,649)	(13,341)
2019 Convertible Debentures interest	(1,167)	(2,129)
2024 Convertible Notes interest	(3,616)	-
Amortization of discount and transaction costs	(7,555)	(2,897)
Bank stand-by and commitment fees	(1,050)	(304)
Accretion expense	(4,543)	(2,988)
Lease liabilities	(4,512)	(3,785)
	(25,553)	(21,790)